Financial instruments	12 Months Ended
Mar. 31, 2013
Financial instruments

19. Financial instruments:

(a) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(b) Concentration of credit risk

As of March 31, 2013, the amount of other receivables resulting from the sale of receivables to NTT FINANCE was ¥240,205 million, and the amount of receivables held for sale was ¥779,042 million.

Information regarding the transaction with NTT FINANCE is disclosed in Note 13.

(c) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents,” “Short-term investments,” “Accounts receivable,” “Receivables held for sale,” “Credit card receivables,” “Other receivables,” “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2012 and 2013 were as follows. Fair value is valued and validated periodically based on observable market data, and these derivatives are classified as Level 2.

Millions of yen
2012		2013
Carrying amount	Fair value	Carrying amount	Fair value
¥ 255,947	¥ 267,157	¥ 241,459	¥ 252,220

Derivative instruments—

(i) Fair value hedge

DOCOMO may use interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permitted an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt were identical for the fiscal year ended March 31, 2011 and 2012.

DOCOMO was not a counterparty to any interest rate swap arrangements as of March 31, 2012 and 2013 and did not enter into any interest rate swaps for the fiscal year ended March 31, 2013.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
Instruments	2012	2013
Foreign exchange risk management
Foreign exchange forward contracts	¥713	¥842
Foreign currency option contracts	9,107	55,056

Total	¥9,820	¥55,898

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2012 and 2013, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Prepaid expenses and other current assets	¥—	¥7

Total		¥—	¥7

Liability derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥1	¥—
Foreign currency option contracts	Other current liabilities	742	20
	Other long-term liabilities	354	349

Total		¥1,097	¥369

The fair values of derivative instruments were valued and validated periodically based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2012 and 2013.

(iv) The effect on the consolidated statements of income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2011, 2012 and 2013, recognized in the accompanying consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(2,065)	¥(1,232)	¥—

Total		¥(2,065)	¥(1,232)	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(517)	¥36	¥(487)
Non-deliverable forward contracts (NDF)	Other, net*	71	82	(6)
Foreign currency option contracts	Other, net*	(1,059)	(146)	104

Total		¥(1,505)	¥(28)	¥(389)

*	“Other, net” was included in “Other income (expense).”

(v) Contingent features in derivatives

As of March 31, 2013, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.